Note 6 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Property, Plant and Equipment [Table Text Block]
	20 1 7	20 16

Land	$9,668,722	$9,668,722
Building	26,893,354	25,239,165
Furniture, Fixtures and Equipment	13,090,366	12,461,043
Leasehold Improvements	655,166	653,939
Construction in Progress	68,253	1,530,359

	50,375,861	49,553,228
Accumulated Depreciation	(22,736,431)	(21,583,968)

	$27,639,430	$27,969,260

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year Ending December 31	Amount

2018	$43,320
2019	42,000
2020	42,000
2021	42,000
20 22 and Thereafter	38,500

$207,820